STATEMENTS OF CHANGES IN PLAN EQUITY	EBP 001 USD ($)
Beginning of year at Dec. 31, 2023	$ 0
Additions
Participant contributions	649,660
Deductions
Participant withdrawals	167,442
Contributions used to purchase stock on behalf of participants	563,279
Decrease in obligation to participants	(81,061)
Net change in plan equity	0
End of year at Dec. 31, 2024	0
Additions
Participant contributions	102,191
Deductions
Participant withdrawals	17,566
Contributions used to purchase stock on behalf of participants	137,290
Decrease in obligation to participants	(52,665)
Net change in plan equity	0
End of year at Dec. 31, 2025	$ 0